14. Financial assets and liabilities (Details 4) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Non-current other loans and borrowings	$ 30,844,867	$ 41,777,839
Current other loans and borrowings	20,124,461	10,926,497
Long Term Loans for Project Financing
Disclosure of financial liabilities [line items]
Non-current other loans and borrowings	26,955,655	41,371,875
Current other loans and borrowings	17,676,024	8,906,268
Corporate bonds
Disclosure of financial liabilities [line items]
Non-current other loans and borrowings	2,946,996	0
Current other loans and borrowings	1,126,579	0
Derivative Financial Liabilities Not Designated as Hedging Instrument - Interest Rate Swap
Disclosure of financial liabilities [line items]
Non-current other loans and borrowings	942,216	405,964
Current other loans and borrowings	288,975	0
Borrowing from Banco Macro
Disclosure of financial liabilities [line items]
Current other loans and borrowings	0	1,521,951
Bank and Investment Accounts Overdrafts
Disclosure of financial liabilities [line items]
Current other loans and borrowings	$ 1,032,883	$ 498,278